Pensions and Other Post Employment Benefit Plans - Summary of Components of Net Benefit Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
On plan assets	SFr (1)	SFr (71)
On obligation	600	(1,090)
Total	599	(1,161)	SFr (808)
Service cost	(975)	(663)
Interest cost on benefit obligation	(134)	(143)
Interest income	119	133
Administration cost	(18)	(15)
Net benefit expense	(1,008)	(688)
Defined benefit obligation	(15,998)	(13,715)
Fair value of plan assets	14,663	11,845
Net benefit liability	SFr (1,335)	SFr (1,870)